Note 2 - Summary of Significant Accounting Policies (Details) - Accounts Receivable, Net In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Accounts Receivable, Net [Abstract]
Accounts receivable		212,137	206,147
Allowance for doubtful accounts	(2,090)	(12,655)	(9,903)
Accounts receivable, net	$ 32,952	199,482	196,244